BORROWINGS - Long-term Narrative details (Details)	12 Months Ended				24 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Jul. 17, 2017 CNY (¥)	May 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Debt term	1 year				1 year
Debt, face amount							¥ 300,000,000					¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage												7.37%
Long-term Debt							2,116,045,087
Current portion of debt							288,082,711
Loans payable to bank							1,390,440,838	¥ 2,141,402,299
Loans payable to bank, current							241,775,211	186,571,525
Carrying amount of solar project sold									¥ 52,000,000.0		¥ 815,400,000		¥ 201,100,000
Short-term borrowings							9,047,249,911	7,103,399,191
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	5.00%
Debt instrument, interest rate spread	5.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	9.00%
Debt instrument, interest rate spread	9.00%
Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Long-term Debt							725,604,249
Current portion of debt							288,082,711
Carrying amount of solar project sold							1,055,200,000
Cash consideration for solar project sold	¥ 927,000,000.0
Short-term borrowings							140,055,814
Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term	1 year
Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term	6 years
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount							¥ 609,283,000
Effective interest rate					3.82%	3.82%	3.82%
Long-term Debt							¥ 69,881,000
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt term			10 years	10 years
Debt, face amount				¥ 87,880,000
Debt Instrument, Interest Rate, Stated Percentage				5.39%
Long-term Debt							59,631,212
Current portion of debt							8,378,198
Debt Instrument, Collateral Amount							168,753,985
Loan Agreement With Credit Suisse Ag [Member]
Debt Instrument [Line Items]
Debt term		3 years	3 years
Debt, face amount		$ 40,000,000	$ 6,000,000					¥ 279,048,000		¥ 41,857,200
Debt Instrument, Interest Rate, Stated Percentage		5.62%	5.62%					5.62%		5.62%
Consortium Loan one [Member]
Debt Instrument [Line Items]
Debt term	7 years	7 years
Debt instrument, description of variable rate basis		2% and LIBOR
Line of Credit Facility, Current Borrowing Capacity					$ 103,248,381	$ 162,564,059	780,163,451
Debt Instrument, Collateral Amount							1,043,516,591
Consortium Loan Two [Member]
Debt Instrument [Line Items]
Debt term		14 years
Debt, face amount		$ 105,185,805						¥ 733,797,213
Current portion of debt							25,158,813
Line of Credit Facility, Current Borrowing Capacity					73,288,241		511,273,426
Debt Instrument, Collateral Amount							926,590,039
Consortium Loan Three [Member]
Debt Instrument [Line Items]
Debt term		7 years
Debt instrument, description of variable rate basis		2% and LIBOR
Line of Credit Facility, Current Borrowing Capacity					$ 18,967,411	$ 7,328,535	135,019,993
Debt Instrument, Collateral Amount							240,524,789
Seven Year Loan Agreement [Member]
Debt Instrument [Line Items]
Debt, face amount		$ 19,596,403						¥ 136,708,427
Loan Agreement With China Everbright Bank [Member]
Debt Instrument [Line Items]
Debt term	8 years
Debt, face amount							¥ 372,000,000
Debt Instrument, Interest Rate, Stated Percentage					6.37%	6.37%	6.37%
Loans payable to bank							¥ 348,750,000
Loans payable to bank, current							46,500,000
Debt Instrument, Collateral Amount							706,173,643
Agreement With China CITIC Bank [Member]
Debt Instrument [Line Items]
Debt term	2 years
Debt, face amount							¥ 30,000,000
Debt Instrument, Interest Rate, Stated Percentage					8.50%	8.50%	8.50%
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt term			3 years
Debt, face amount										¥ 50,000,000